Events After Reporting Period (Details) € in Thousands, $ in Millions				12 Months Ended
	Mar. 21, 2025 EUR (€)	Mar. 17, 2025 USD ($)	Jan. 23, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Events after reporting period
Down payments on Vessels				€ 615,542	€ 66,899	€ 224,606
Major purchases of assets | Vessels
Events after reporting period
Down payments on Vessels		$ 211	€ 212,000
Entering into New Loan Facility | A Class Facility
Events after reporting period
Term loan	12 years
Entering into New Loan Facility | A Class Facility | Maximum
Events after reporting period
Notional amount	€ 575,000